Leases (Details) - Schedule of Supplemental Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Supplemental Cash Flow [Abstract]
Operating cash flows from operating leases	$ 809	$ 770